SCHEDULE OF OTHER EXPENSES (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)
Notes and other explanatory information [abstract]
Loss on disposal of equipment and furniture	[1]	$ 235	¥ 33,950	¥ 1,237	¥ 13,278
Share of profit to project investors		119	17,114
Loss on foreign currency exchange				555	2,679
Others		2	229	2,620	556
Total		$ 356	¥ 51,293	¥ 4,412	¥ 16,513

[1]	It represents loss from write-off of the equipment and furniture. For the year ended June 30, 2025, such losses primarily related to the disposal of equipment and furniture in connection with the closure of restaurant in Wakayama.